1
Gabelli Financial Services Opportunities ETF
Schedule of Investments — September 30, 2024 (Unaudited)
Shares Market Value
COMMON STOCKS – 95.6%
Banking – 7.4%
16,000
Bank of America Corp. ............................
$ 634,880
300
Capital One Financial Corp. ....................
44,919
400
First Citizens BancShares Inc., Cl. A ......
736,380
1,000
State Street Corp. ...................................
88,470
2,000
The Bank of New York Mellon Corp. .......
143,720
1,648,369
Computer Software and Services – 5.9%
2,250
FactSet Research Systems Inc. ..............
1,034,663
1,600
Fiserv Inc.† .............................................
287,440
1,322,103
Financial Services – 73.1%
2,500
Affiliated Managers Group Inc. ...............
444,500
2,300
American Express Co. ............................
623,760
6,500
Apollo Global Management Inc. ..............
811,915
4,300
Berkshire Hathaway Inc., Cl. B† .............
1,979,118
40,000
BGC Group Inc., Cl. A ............................
367,200
5,000
Blackstone Inc. .......................................
765,650
55,000
Blue Owl Capital Inc. ..............................
1,064,800
1,700
Chubb Ltd. ..............................................
490,263
2,000
Federated Hermes Inc. ...........................
73,540
4,300
Interactive Brokers Group Inc., Cl. A ......
599,248
4,400
JPMorgan Chase & Co. ..........................
927,784
6,000
KKR & Co. Inc. ........................................
783,480
2,000
LPL Financial Holdings Inc. ....................
465,260
2,750
M&T Bank Corp. .....................................
489,830
100
Markel Group Inc.† .................................
156,858
600
Moody's Corp. .........................................
284,754
4,200
Morgan Stanley ......................................
437,808
3,500
Nasdaq Inc. .............................................
255,535
250
PayPal Holdings Inc.† .............................
19,507
45,000
Paysafe Ltd.† ..........................................
1,009,350
750
Raymond James Financial Inc. ...............
91,845
600
S&P Global Inc. ......................................
309,972
25,000
Silvercrest Asset Management Group
Inc., Cl. A ............................................
431,000
400
Stifel Financial Corp. ...............................
37,560
2,500
StoneCo Ltd., Cl. A† ...............................
28,150
14,000
The Charles Schwab Corp. .....................
907,340
500
The PNC Financial Services Group Inc. .
92,425
3,000
Tiptree Inc. ..............................................
58,710
1,000
Visa Inc., Cl. A ........................................
274,950
16,000
W. R. Berkley Corp. .................................
907,680
17,000
Wells Fargo & Co. ...................................
960,330
20,000
WisdomTree Inc. .....................................
199,800
16,349,922
Leasing – 9.2%
15,500
FTAI Aviation Ltd. ....................................
2,059,950
Shares Market Value
100
Safehold Inc., REIT ................................
$ 2,623
2,062,573
TOTAL COMMON STOCKS .......... 21,382,967
CLOSED-END FUNDS – 4.4%
3,700
Blue Owl Capital Corp., BDC ..................
53,909
232,500
SuRo Capital Corp., BDC† .....................
936,975
TOTAL CLOSED-END FUNDS ......... 990,884
TOTAL INVESTMENTS — 100.0%
(cost $16,344,416) ..................................
$ 22,373,851
† Non-income producing security.
BDC    Business Development Company
REIT Real Estate Investment Trust